Restructuring, Impairment and Transaction-Related Charges (Schedule of Restructuring Reserves) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	$ 6.6		$ 6.6		$ 8.5	$ 0
Restructuring reserves					15.1	33.3
Severance costs	2.4	4.9	21.1	12.6	15.7	27.2	29.5
Restructuring Reserve [Roll Forward]
Balance, beginning of period			28.0	33.3	33.3	54.2
Impairment charges	3.1	8.8	6.2	18.5	21.8	23.0	13.8
Transaction-related charges	0.4	0.3	1.7	3.5	4.0	4.1	2.9
Integration related costs (recovery)	4.1	6.2	8.7	21.3	25.2	44.6	45.7
Other restructuring charges	4.1	7.6	8.2	27.0	28.6	19.4	22.1
Expense from continuing operations			45.9		95.3	118.3
Cash payments			(41.0)		(79.9)	(127.2)
Non-cash adjustments			(7.2)		(20.7)	(12.0)
Balance, end of period	25.7		25.7		28.0	33.3	54.2
Accrued Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserves	16.4		16.4		15.1
Accounts Payable [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserves	1.5		1.5		1.4
Other Liabilities, Noncurrent [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	7.8		7.8		11.5
Other Noncurrent Liabilities, Restructuring Reserves [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	6.6		6.6		8.5
Other Noncurrent Liabilities, MEPP's withdrawal liability [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	1.2		1.2		3.0
Employee Terminations [Member]
Restructuring Reserve [Roll Forward]
Balance, beginning of period			4.8	6.1	6.1	9.3
Expense from continuing operations			21.1
Cash payments			(16.7)		(17.0)	(30.4)
Non-cash adjustments			(0.3)		0	0
Balance, end of period	8.9		8.9		4.8	6.1
Impairment Charges [Member]
Restructuring Reserve [Roll Forward]
Balance, beginning of period			0	0	0	0
Expense from continuing operations			6.2
Cash payments			0		0	0
Non-cash adjustments			(6.2)		(21.8)	(23.0)
Balance, end of period	0		0		0	0
Transaction-Related Charges [Member]
Restructuring Reserve [Roll Forward]
Balance, beginning of period			0.2	0.9	0.9	0
Expense from continuing operations			1.7
Cash payments			(1.5)		(4.7)	(3.2)
Non-cash adjustments			0		0	0
Balance, end of period	0.4		0.4		0.2	0.9
Integration Costs [Member]
Restructuring Reserve [Roll Forward]
Balance, beginning of period			3.7	3.5	3.5	18.2
Expense from continuing operations			8.7
Cash payments			(9.0)		(25.0)	(59.3)
Non-cash adjustments			(1.5)		0	0
Balance, end of period	1.9		1.9		3.7	3.5
Other Restructuring Charges [Member]
Restructuring Reserve [Roll Forward]
Balance, beginning of period			19.3	22.8	22.8	26.7
Expense from continuing operations			8.2
Cash payments			(13.8)		(33.2)	(34.3)
Non-cash adjustments			0.8		1.1	11.0
Balance, end of period	$ 14.5		$ 14.5		$ 19.3	$ 22.8